Current liabilities	6 Months Ended
Jun. 30, 2018
Current liabilities.
Current liabilities

6. Current liabilities

At June 30, 2018 and December 31, 2017, the other current liabilities consisted principally of accruals for services provided by vendors not yet billed and other miscellaneous liabilities.